Overview and Summary of Significant Accounting Policies - Recent Accounting Guidance (Details) - Pro Forma - Accounting Standards Update 2016-02 $ in Millions	Dec. 31, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in operating lease right-of-use asset	$ 564
Increase in operating lease right-of-use liability	$ 564